Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

December 20, 2010

Re: Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
Registration Statement Nos. 333-143195 and 811-05716

Enclosed for filing please find the Post-Effective Amendment No. 22 to the Form N-4 Registration Statement for the above-referenced Registrant. The purpose of this filing is to delay the effective date of the registration.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of New York

By:  /s/Stewart Gregg
     ________________________________

            Stewart D. Gregg